Description of Business	12 Months Ended
Dec. 31, 2019
Description of Business [Abstract]
Description of Business

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Containers Inc. (“Navios Containers Inc.”) was incorporated on April 28, 2017 under the laws of the Republic of the Marshall Islands.

Conversion into Limited Partnership

On November 30, 2018, Navios Containers Inc. was converted into a limited partnership, Navios Maritime Containers L.P. (“Navios Containers” or the “Company”). The Company is a growth vehicle dedicated to the container sector of the maritime industry.

The Company converted the issued common shares to common units at the conversion ratio of one common share of Navios Containers Inc. for each common unit of Navios Containers. In connection with the conversion, Navios Maritime Containers GP LLC, a Marshall Islands limited liability company, is the Company’s general partner and holds a non-economic interest that does not provide the holder with any rights to profits or losses of, or distributions by, the partnership. The consolidated financial statements of the Company have been presented giving retroactive effect to the conversion described above, which was treated as a reorganization made within the context of the Company’s above-mentioned transactions. In August 2019, Navios Maritime Holdings Inc. (“Navios Holdings”) announced that it sold certain assets, including its ship management division and the general partnership interests in Navios Containers to N Shipmanagement Acquisition Corp. and related entities, an entity affiliated with the Company’s Chairman and Chief Executive Officer, Angeliki Frangou.

As of December 31, 2019, Navios Containers had a total of 34,603,100 common units outstanding. Navios Maritime Partners L.P. (“Navios Partners”) held 11,592,276 common units representing 33.5% of the outstanding common units and Navios Holdings held 1,263,276 common units representing 3.7% of the outstanding common units of Navios Containers.

The common units of the Company commenced trading on the Nasdaq Global Select Market on December 10, 2018 under the ticker symbol “NMCI”.

The operations of the Company are managed by Navios Shipmanagement Inc. (the “Manager”), from its offices in Piraeus, Greece, Singapore and Monaco.